Supplementary Financial Statements Information - Marketable Securities (Schedule of marketable securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost	$ 105,705	$ 91,652
Unrealized Gains	141	752
Unrealized Losses	(414)	(12)
Fair Value	105,432	92,392
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized Cost	23,629	18,804
Unrealized Gains	18	21
Unrealized Losses	(32)	(9)
Fair Value	23,615	18,816
Matures within one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	22,645	9,821
Unrealized Gains	2	7
Unrealized Losses	(32)	(9)
Fair Value	22,615	9,819
Matures within one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	984	8,983
Unrealized Gains	16	14
Unrealized Losses	0	0
Fair Value	1,000	8,997
Matures after one year [Member]
Marketable Securities [Line Items]
Amortized Cost	82,076	72,848
Unrealized Gains	123	731
Unrealized Losses	(382)	(3)
Fair Value	81,817	73,576
Matures after one year [Member] | Corporate bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	73,278	64,033
Unrealized Gains	111	574
Unrealized Losses	(380)	(3)
Fair Value	73,009	64,604
Matures after one year [Member] | Government bonds [Member]
Marketable Securities [Line Items]
Amortized Cost	8,798	8,815
Unrealized Gains	12	157
Unrealized Losses	(2)	0
Fair Value	$ 8,808	$ 8,972